CAPITAL MANAGEMENT (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of Capital Management [Abstract]
Schedule of invested capital	We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

	As of
US$ MILLIONS	June 30, 2026	December 31, 2025
Partnership Capital	$32,523	$35,540
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(23,862)	(26,086)
Deficit	7,116	6,094
Accumulated other comprehensive income	(2,207)	(2,083)
Ownership changes and other	(659)	(659)
Invested Capital	$12,911	$12,806
The following table presents the change in Invested Capital during the three and six-month periods ended June 30, 2026, and 2025:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2026	2025	2026	2025
Opening balance	$12,908	$12,973	$12,806	$12,971
Net redemption of preferred units	—	(96)	—	$(96)
Repurchase of limited partnership units	—	(14)	—	(14)
Issuance of exchangeable shares, net of unit repurchases	3	3	105	5
Ending balance	$12,911	$12,866	$12,911	$12,866
Weighted Average Invested Capital	$12,873	$12,998	$12,873	$12,998